Discontinued Operations: (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Dietary Supplement Operations [Member]
Assets:
Inventory		$ 0	$ 3,473
Prepaid expenses	$ 3	6	993
Machinery and equipment	24	25	351
Total assets	27	31	4,817
Liabilities:
Accounts payable	328	412	312
Accrued expenses	79	121	969
Total current liabilities	$ 407	533	1,281
Dissolvable Tobacco [Member]
Assets:
Accounts receivable, trade		0	0
Inventory		0	0
Machinery and equipment		0	69
Total assets		0	69
Liabilities:
Accounts payable		0	0
Accrued expenses		0	29
Total current liabilities		$ 0	$ 29